Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
Year	SCT Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average SCT Total for non-PEO NEOs(2)	Average CAP for non-PEO NEOs(3)	Value of Initial Fixed $100 Investment based on Total Shareholder Return	Net Income
2025	$1,385,172	$1,167,510	$1,169,929	$979,049	$94.29	$32,172,000
2024	$2,083,836	$2,077,322	$1,483,638	$1,470,457	$116.51	$61,450,000
2023	$1,162,823	$1,171,621	$1,463,728	$1,517,090	$110.32	$31,681,000

(1)
Our principal executive officer (“PEO”) for the years ended December 31, 2023, 2024 and 2025 was Mr. Fabbri. The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the SCT. See “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The non-PEO NEOs for the year ended December 31, 2023 were Messrs. Pittman and Gilligan. The non-PEO NEOs for the year ended December 31, 2024 were Messrs. Pittman and Gilligan and Ms. Garrison. The non-PEO NEOs for the year ended December 31, 2025 were Mr. Pittman and Ms. Garrison. The dollar amounts reported in this column are the amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the SCT. See “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(3)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

PEO SCT Total Compensation to CAP Reconciliation
Name	Year	PEO or Non-PEO NEO	SCT Total	To Calculate Executive CAP
				Deducted(1)	Added(2)	CAP
Luca Fabbri	2025	PEO	$1,385,172	$(545,556)	$327,894	$1,167,510
Paul Pittman	2025	NEO	$1,742,318	$(636,993)	$316,145	$1,421,470
Christine Garrison	2025	NEO	$597,540	$(145,477)	$84,565	$536,628
Luca Fabbri	2024	PEO	$2,083,836	$(545,001)	$538,487	$2,077,322
Paul Pittman	2024	NEO	$2,985,604	$(895,883)	$865,227	$2,954,948
James Gilligan	2024	NEO	$1,809,871	$(259,520)	$234,323	$1,784,674
Christine Garrison	2024	NEO	$870,409	$(124,568)	$128,934	$874,775
Luca Fabbri	2023	PEO	$1,162,823	$(494,993)	$503,791	$1,171,621
Paul Pittman	2023	NEO	$2,189,603	$(1,006,243)	$1,080,232	$2,263,592
James Gilligan	2023	NEO	$737,853	$(249,991)	$282,726	$770,588

(1)
Deducted the amount reported in the SCT “Stock Awards” column.

(2)
Added (or subtracted, as applicable) (i) the end of year fair value of stock awards granted during the year that were outstanding and unvested at the end of the year, (ii) the change from the end of the prior fiscal year to the end of the applicable year in the fair value of stock awards granted in any prior year that are outstanding and unvested at the end of the year, and (iii) the change in the fair value of stock awards from the end of the prior fiscal year to the vesting date for stock awards granted in any prior year that vested during the applicable year. All fair values were computed in accordance with FASB ASC Topic 718.

Named Executive Officers, Footnote
(1)
Our principal executive officer (“PEO”) for the years ended December 31, 2023, 2024 and 2025 was Mr. Fabbri. The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the SCT. See “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The non-PEO NEOs for the year ended December 31, 2023 were Messrs. Pittman and Gilligan. The non-PEO NEOs for the year ended December 31, 2024 were Messrs. Pittman and Gilligan and Ms. Garrison. The non-PEO NEOs for the year ended December 31, 2025 were Mr. Pittman and Ms. Garrison. The dollar amounts reported in this column are the amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the SCT. See “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

PEO Total Compensation Amount	$ 1,385,172	$ 2,083,836	$ 1,162,823
PEO Actually Paid Compensation Amount	$ 1,167,510	2,077,322	1,171,621
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

PEO SCT Total Compensation to CAP Reconciliation
Name	Year	PEO or Non-PEO NEO	SCT Total	To Calculate Executive CAP
				Deducted(1)	Added(2)	CAP
Luca Fabbri	2025	PEO	$1,385,172	$(545,556)	$327,894	$1,167,510
Paul Pittman	2025	NEO	$1,742,318	$(636,993)	$316,145	$1,421,470
Christine Garrison	2025	NEO	$597,540	$(145,477)	$84,565	$536,628
Luca Fabbri	2024	PEO	$2,083,836	$(545,001)	$538,487	$2,077,322
Paul Pittman	2024	NEO	$2,985,604	$(895,883)	$865,227	$2,954,948
James Gilligan	2024	NEO	$1,809,871	$(259,520)	$234,323	$1,784,674
Christine Garrison	2024	NEO	$870,409	$(124,568)	$128,934	$874,775
Luca Fabbri	2023	PEO	$1,162,823	$(494,993)	$503,791	$1,171,621
Paul Pittman	2023	NEO	$2,189,603	$(1,006,243)	$1,080,232	$2,263,592
James Gilligan	2023	NEO	$737,853	$(249,991)	$282,726	$770,588

(1)
Deducted the amount reported in the SCT “Stock Awards” column.

(2)
Added (or subtracted, as applicable) (i) the end of year fair value of stock awards granted during the year that were outstanding and unvested at the end of the year, (ii) the change from the end of the prior fiscal year to the end of the applicable year in the fair value of stock awards granted in any prior year that are outstanding and unvested at the end of the year, and (iii) the change in the fair value of stock awards from the end of the prior fiscal year to the vesting date for stock awards granted in any prior year that vested during the applicable year. All fair values were computed in accordance with FASB ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 1,169,929	1,483,638	1,463,728
Non-PEO NEO Average Compensation Actually Paid Amount	$ 979,049	1,470,457	1,517,090
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

PEO SCT Total Compensation to CAP Reconciliation
Name	Year	PEO or Non-PEO NEO	SCT Total	To Calculate Executive CAP
				Deducted(1)	Added(2)	CAP
Luca Fabbri	2025	PEO	$1,385,172	$(545,556)	$327,894	$1,167,510
Paul Pittman	2025	NEO	$1,742,318	$(636,993)	$316,145	$1,421,470
Christine Garrison	2025	NEO	$597,540	$(145,477)	$84,565	$536,628
Luca Fabbri	2024	PEO	$2,083,836	$(545,001)	$538,487	$2,077,322
Paul Pittman	2024	NEO	$2,985,604	$(895,883)	$865,227	$2,954,948
James Gilligan	2024	NEO	$1,809,871	$(259,520)	$234,323	$1,784,674
Christine Garrison	2024	NEO	$870,409	$(124,568)	$128,934	$874,775
Luca Fabbri	2023	PEO	$1,162,823	$(494,993)	$503,791	$1,171,621
Paul Pittman	2023	NEO	$2,189,603	$(1,006,243)	$1,080,232	$2,263,592
James Gilligan	2023	NEO	$737,853	$(249,991)	$282,726	$770,588

(1)
Deducted the amount reported in the SCT “Stock Awards” column.

(2)
Added (or subtracted, as applicable) (i) the end of year fair value of stock awards granted during the year that were outstanding and unvested at the end of the year, (ii) the change from the end of the prior fiscal year to the end of the applicable year in the fair value of stock awards granted in any prior year that are outstanding and unvested at the end of the year, and (iii) the change in the fair value of stock awards from the end of the prior fiscal year to the vesting date for stock awards granted in any prior year that vested during the applicable year. All fair values were computed in accordance with FASB ASC Topic 718.

Total Shareholder Return Amount	$ 94.29	116.51	110.32
Net Income (Loss)	$ 32,172,000	$ 61,450,000	$ 31,681,000
PEO Name	Mr. Fabbri.	Mr. Fabbri.	Mr. Fabbri.
Paul Pittman [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 1,742,318	$ 2,985,604	$ 2,189,603
Non-PEO NEO Average Compensation Actually Paid Amount	1,421,470	2,954,948	2,263,592
Christine Garrison [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	597,540	870,409
Non-PEO NEO Average Compensation Actually Paid Amount	536,628	874,775
James Gilligan [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		1,809,871	737,853
Non-PEO NEO Average Compensation Actually Paid Amount		1,784,674	770,588
PEO | Luca Fabbri [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(545,556)	(545,001)	(494,993)
PEO | Luca Fabbri [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,894	538,487	503,791
Non-PEO NEO | Paul Pittman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(636,993)	(895,883)	(1,006,243)
Non-PEO NEO | Paul Pittman [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,145	865,227	1,080,232
Non-PEO NEO | Christine Garrison [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,477)	(124,568)
Non-PEO NEO | Christine Garrison [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 84,565	128,934
Non-PEO NEO | James Gilligan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(259,520)	(249,991)
Non-PEO NEO | James Gilligan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 234,323	$ 282,726